GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
	US Dollars in thousands

Balance at the beginning of the year	-	75
Impairment on goodwill	-	(80)
Effect of translation adjustments	-	5

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